Business Acquisition (Tables)	12 Months Ended
Dec. 31, 2017
Shannon Systems
Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

US$
Cash, cash equivalents and restricted cash	1,904
Accounts receivable, net	946
Inventories	2,624
Other current assets	288
Property and equipment	71
Goodwill	33,204
Identifiable intangible assets	8,381
Accounts payable	(644)
Accrued expenses and other current liabilities	(1,209)

Net assets acquired	45,565

Identifiable Intangible Assets and Useful Lives
The identifiable intangible assets and respective useful lives are as follows:

	US$	Useful Life
Developed technology	3,789	3.5
In-process research and development (“IPR&D”)	4,592	indefinite

Total identifiable intangible assets	8,381

Results of Acquired Entity Included on Consolidated Statement of Income	The results of Shannon Systems since the acquisition date included on the consolidated statement of income for the year ended December 31, 2015 were as follows:

US$
Net sales	9,049
Net income	421

Unaudited Proforma Information of Summary of Results of Operations
The following unaudited pro forma information represents a summary of the results of operations as if the acquisition occurred on January 1, 2014 and 2015 and includes certain pro forma adjustments, including amortization of identifiable intangibles from that date (in thousands except earnings per share):

	Year Ended December 31
	2014	2015
Net sales	293,562	364,670
Net income	42,483	58,468
Earnings per share
Basic	0.31	0.42
Diluted	0.31	0.42
Weighted average ordinary shares outstanding (thousand)
Basic	136,164	138,880
Diluted	138,347	140,414

Bigtera
Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

US$
Cash, cash equivalents and restricted cash	78
Accounts receivable, net	380
Other current assets	14
Property and equipment	15
Goodwill	625
Identifiable intangible assets	4,736
Accounts payable	(436)
Accrued expenses and other current liabilities	(748)

Net assets acquired	4,664

Identifiable Intangible Assets and Useful Lives	The identifiable intangible assets and respective useful lives are as follows:

	US$	Useful Life
Know-how	3,753	5.5
Current technology	983	5.5

Total identifiable intangible assets	4,736

Results of Acquired Entity Included on Consolidated Statement of Income	The results of Bigtera since the acquisition date included on the consolidated statement of income for the year ended December 31, 2017 were as follows:

US$
Net sales	2,993
Net income	(314)

Unaudited Proforma Information of Summary of Results of Operations
The following unaudited pro forma information represents a summary of the results of operations as if the acquisition occurred on January 1, 2016 and 2017 and includes certain pro forma adjustments, including amortization of identifiable intangibles from that date (in thousands except earnings per share):

	Year Ended December 31
	2016	2017
Net sales	557,672	523,849
Net income	109,736	73,834
Earnings per share
Basic	0.78	0.52
Diluted	0.77	0.51
Weighted average ordinary shares outstanding (thousand)
Basic	140,919	142,738
Diluted	142,050	143,606